Tax charge from continuing operations - Provision for open tax matters (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Movements in provisions for open tax matters
Provision for open tax matters at beginning of period	$ 190
Movements in the current period included in tax charge attributable to shareholders	(1)
Other movements	9
Provision for open tax matters at end of period	$ 198